Grants and other liabilities (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2022 USD ($) Type	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)
Grants and other liabilities [Abstract]
Grants	$ 955,827		$ 970,557
Other Liabilities	295,751		293,187
Grants and other non-current liabilities	$ 1,251,578		1,263,744
Number of grant types | Type	2
Income from grants	$ 14,933	$ 14,813
Solana and Mojave [Member]
Grants and other liabilities [Abstract]
Income from grants	14,600	$ 14,700
Solar Plants in Spain [Member]
Grants and other liabilities [Abstract]
Provisions for high risk market prices	78,000		75,000
U.S. Department of Treasury [Member]
Grants and other liabilities [Abstract]
Grants	634,000		642,000
Federal Financing Bank [Member]
Grants and other liabilities [Abstract]
Grants	319,000		326,000
Liberty Interactive Corporation [Member]
Grants and other liabilities [Abstract]
Finance lease liabilities	57,000		59,000
Dismantling provisions	$ 127,000		$ 125,000